Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Fair Value Measurements

(7)Fair Value Measurements

(a)Fair Value Hierarchy

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013 and 2014:

		Fair value measurements at December 31, 2013
		Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2013	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Foreign currency forward contract	707	—	707	—
Interests rate swap contract	3,733	—	—	3,733
Total	4,440	—	707	3,733

Fair value measurements at December 31, 2014
Quoted prices
		in active	Significant
		markets for	other	Significant
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2014	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contract	4,195	—	4,195	—
Total	4,195	—	4,195	—

The following table presents the Company’s activity for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in ASC Topic 820 for the year ended December 31, 2012, 2013 and 2014:

Liabilities
Interest rate swap
Balance at December 31, 2011	23,370
Total realized and unrealized losses:
Included in earnings	1,958
Included in other comprehensive income	—
Settlement	(11,771)
Balance at December 31, 2012	13,557
Total gain for 2012:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2012	(9,813)

Liabilities
Interest rate swap
Balance at December 31, 2012	13,557
Total realized and unrealized losses:
Included in earnings	103
Included in other comprehensive income	—
Settlement	(9,927)
Balance at December 31, 2013	3,733
Total gain for 2013:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2013	(9,824)

Liabilities
Interest rate swap
Balance at December 31, 2013	3,733
Total realized and unrealized losses:
Included in earnings	81
Included in other comprehensive income	—
Settlement	(3,814)
Balance at December 31, 2014	—
Total gain for 2014:
included in earnings attributable to other current liabilities and accrued expenses held at December 31, 2014	(3,733)

(b)Fair Value of Financial Instruments

Management used the following methods and assumptions to estimate the fair value of financial instruments at the relevant balance sheet dates:

•

Short-term financial instruments (cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, short-term borrowing, and amounts due to related parties) - cost approximates fair value because of the short maturity period.

•

Long-term debt and long-term payable (included in other liabilities) - fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying value of the long-term debt and long-term payable approximate their fair values as the long-term debts and long-term payable carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

•

Medium-term notes — fair value is based on the amount of future cash flows associated with the debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. As of December 31, 2013 and 2014, the carrying value of the medium-term notes approximate its fair value as the current incremental borrowing rate for similar types of borrowing arrangements did not differ significantly from the borrowing rate carried by the medium-term notes.

•	Foreign currency forward contract — as of December 31, 2013 and 2014, the fair value is determined by discounting estimated future cash flow, which is based on the changes in the forward rate.

•

Interests swap contract — as of December 31, 2013 and 2014 the fair value is determined by using pricing models developed based on the London Interbank Offered Rate (“LIBOR”) swap rate and other unobservable market data.